UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABBSS-U.S. Large Cap Portfolio

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 100.2%
U.S. Large Cap Growth Portfolio	3,729,569	$28,493,910
U.S. Value Portfolio	4,700,498	29,566,134

Total Investments - 100.2%
(cost $75,180,536)		58,060,044
Other assets less liabilities - (0.2)%		(144,235)

Net Assets - 100.0%		$57,915,809

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$58,060,044		$	– 0 –
Level 2	– 0	–		– 0 –
Level 3	– 0	–		– 0 –

Total	$58,060,044			$–0 –

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2000 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income - 52.4%
High Yield Portfolio	85,253	$528,568
Inflation Protected Securities Portfolio	270,750	2,580,249
Intermediate Duration Bond Portfolio	365,365	3,237,131
Short Duration Bond Portfolio	306,789	2,733,486

		9,079,434

The AllianceBernstein Pooling Portfolios - Equity - 47.7%
Global Real Estate Investment Portfolio	316,921	1,790,604
International Growth Portfolio	137,865	941,616
International Value Portfolio	155,267	957,995
Small-Mid Cap Growth Portfolio	49,762	372,720
Small-Mid Cap Value Portfolio	54,754	376,158
U.S. Large Cap Growth Portfolio	248,004	1,894,747
U.S. Value Portfolio	307,346	1,933,204

		8,267,044

Total Investments - 100. 1% (cost $23,505,828)		17,346,478
Other assets less liabilities—(0.1)%		(23,149)

Net Assets - 100%		$17,323,329

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 1.39%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$17,346,478		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$17,346,478		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2005 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 58.6%
Global Real Estate Investment Portfolio	708,944	$4,005,534
International Growth Portfolio	396,955	2,711,200
International Value Portfolio	444,335	2,741,549
Small-Mid Cap Growth Portfolio	159,579	1,195,250
Small-Mid Cap Value Portfolio	175,479	1,205,539
U.S. Large Cap Growth Portfolio	688,972	5,263,747
U.S. Value Portfolio	855,433	5,380,671

		22,503,490

The AllianceBernstein Pooling Portfolios - Fixed Income - 41.8%
High Yield Portfolio	334,762	2,075,525
Inflation Protected Securities Portfolio	577,383	5,502,458
Intermediate Duration Bond Portfolio	666,277	5,903,216
Short Duration Bond Portfolio	290,560	2,588,894

		16,070,093

Total Investments - 100.4% (cost $54,695,931)		38,573,583
Other assets less liabilities - (0.4)%		(145,788)

Net Assets - 100.0%		$38,427,795

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.70%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$38,573,583			$0
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$38,573,583		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures,forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2010 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 66.6%
Global Real Estate Investment Portfolio	2,220,578	$12,546,267
International Growth Portfolio	1,602,725	10,946,612
International Value Portfolio	1,796,774	11,086,093
Small-Mid Cap Growth Portfolio	648,977	4,860,836
Small-Mid Cap Value Portfolio	712,025	4,891,612
U.S. Large Cap Growth Portfolio	2,762,524	21,105,681
U.S. Value Portfolio	3,369,336	21,193,121

		86,630,222

The AllianceBernstein Pooling Portfolios - Fixed Income - 33.4%
High Yield Portfolio	1,512,751	9,379,058
Inflation Protected Securities Portfolio	1,731,462	16,500,830
Intermediate Duration Bond Portfolio	1,982,640	17,566,193

		43,446,081

Total Investments - 100.0% (cost $203,116,088)		130,076,303
Other assets less liabilities - 0.0%		(44,081)

Net Assets - 100.0%		$130,032,222

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.20%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$130,076,303		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$130,076,303		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

.

AllianceBernstein 2015 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 72.3%
Global Real Estate Investment Portfolio	3,539,454	$19,997,918
International Growth Portfolio	2,753,480	18,806,270
International Value Portfolio	3,051,723	18,829,129
Small-Mid Cap Growth Portfolio	1,260,051	9,437,779
Small-Mid Cap Value Portfolio	1,378,716	9,471,778
U.S. Large Cap Growth Portfolio	4,644,527	35,484,183
U.S. Value Portfolio	5,583,121	35,117,832

		147,144,889

The AllianceBernstein Pooling Portfolios - Fixed Income - 27.6%
High Yield Portfolio	2,339,371	14,504,100
Inflation Protected Securities Portfolio	1,777,486	16,939,438
Intermediate Duration Bond Portfolio	2,776,118	24,596,405

		56,039,943

Total Investments - 99.9% (cost $330,147,863)		203,184,832
Other assets less liabilities - 0.1%		284,180

Net Assets - 100.0%		$203,469,012

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.18%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$203,184,832		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$203,184,832		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2020 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 79.4%
Global Real Estate Investment Portfolio	4,107,910	$23,209,694
International Growth Portfolio	3,597,942	24,573,943
International Value Portfolio	4,014,202	24,767,626
Small-Mid Cap Growth Portfolio	1,680,141	12,584,255
Small-Mid Cap Value Portfolio	1,838,406	12,629,846
U.S. Large Cap Growth Portfolio	5,937,517	45,362,632
U.S. Value Portfolio	7,212,107	45,364,153

		188,492,149

The AllianceBernstein Pooling Portfolios - Fixed Income - 20.5%
High Yield Portfolio	2,732,978	16,944,465
Inflation Protected Securities Portfolio	873,651	8,325,897
Intermediate Duration Bond Portfolio	2,643,299	23,419,633

		48,689,995

Total Investments - 99.9% (cost $401,466,861)		237,182,144
Other assets less liabilities - 0.1%		122,579

Net Assets - 100.0%		$237,304,723

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.14%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$237,182,144		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$237,182,144		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2025 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 86.5%
Global Real Estate Investment Portfolio	3,243,221	$18,324,198
International Growth Portfolio	3,356,619	22,925,711
International Value Portfolio	3,738,759	23,068,142
Small-Mid Cap Growth Portfolio	1,613,868	12,087,872
Small-Mid Cap Value Portfolio	1,765,863	12,131,482
U.S. Large Cap Growth Portfolio	5,466,596	41,764,792
U.S. Value Portfolio	6,710,087	42,206,449

		172,508,646

The AllianceBernstein Pooling Portfolios - Fixed Income - 13.5%
High Yield Portfolio	2,074,201	12,860,045
Intermediate Duration Bond Portfolio	1,577,754	13,978,899

		26,838,944

Total Investments - 100.0% (cost $341,045,201)		199,347,590
Other assets less liabilities - 0.0%		82,659

Net Assets - 100.0%		$199,430,249

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.10%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$199,347,590		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$199,347,590		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2030 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 90.7%
Global Real Estate Investment Portfolio	1,850,499	$10,455,321
International Growth Portfolio	2,977,431	20,335,850
International Value Portfolio	3,301,669	20,371,297
Small-Mid Cap Growth Portfolio	1,473,350	11,035,393
Small-Mid Cap Value Portfolio	1,612,279	11,076,355
U.S. Large Cap Growth Portfolio	4,776,327	36,491,136
U.S. Value Portfolio	5,897,915	37,097,884

		146,863,236

The AllianceBernstein Pooling Portfolios - Fixed Income - 9.3%
High Yield Portfolio	980,420	6,078,607
Intermediate Duration Bond Portfolio	1,004,564	8,900,434

		14,979,041

Total Investments - 100.0% (cost $276,738,505)		161,842,277
Other assets less liabilities - 0.0%		70,618

Net Assets - 100.0%		$161,912,895

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.08%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$161,842,277		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$161,842,277		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2035 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 94.3%
Global Real Estate Investment Portfolio	926,242	$5,233,265
International Growth Portfolio	2,075,724	14,177,198
International Value Portfolio	2,331,531	14,385,544
Small-Mid Cap Growth Portfolio	1,068,792	8,005,251
Small-Mid Cap Value Portfolio	1,169,449	8,034,115
U.S. Large Cap Growth Portfolio	3,375,460	25,788,517
U.S. Value Portfolio	4,142,712	26,057,660

		101,681,550

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.5%
Intermediate Duration Bond Portfolio	673,747	5,969,400

Total Investments - 99.8% (cost $183,678,790)		107,650,950
Other assets less liabilities - 0.2%		171,115

Net Assets - 100.0%		$107,822,065

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.08%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$107,650,950		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$107,650,950		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

.

AllianceBernstein 2040 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 94.6%
Global Real Estate Investment Portfolio	769,275	$4,346,403
International Growth Portfolio	1,665,353	11,374,362
International Value Portfolio	1,886,008	11,636,668
Small-Mid Cap Growth Portfolio	869,782	6,514,671
Small-Mid Cap Value Portfolio	955,162	6,561,963
U.S. Large Cap Growth Portfolio	2,689,233	20,545,737
U.S. Value Portfolio	3,328,857	20,938,511

		81,918,315

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.3%
Intermediate Duration Bond Portfolio	521,033	4,616,349

Total Investments - 99.9% (cost $145,867,314)		86,534,664
Other assets less liabilities - 0.1%		96,661

Net Assets - 100.0%		$86,631,325

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.08%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$86,534,664		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$86,534,664		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2045 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 94.7%
Global Real Estate Investment Portfolio	448,694	$2,535,121
International Growth Portfolio	969,480	6,621,552
International Value Portfolio	1,097,064	6,768,887
Small-Mid Cap Growth Portfolio	506,351	3,792,565
Small-Mid Cap Value Portfolio	557,389	3,829,260
U.S. Large Cap Growth Portfolio	1,557,621	11,900,225
U.S. Value Portfolio	1,936,739	12,182,087

		47,629,697

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	292,245	2,589,290

Total Investments - 99.8%(cost $84,172,063)		50,218,987
Other assets less liabilities - 0.2%		99,406

Net Assets - 100.0%		$50,318,393

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.08%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$50,218,987		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$50,218,987		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2050 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 98.7%
The AllianceBernstein Pooling Portfolios - Equity - 93.9%
Global Real Estate Investment Portfolio	27,810	$157,124
International Growth Portfolio	59,951	409,467
International Value Portfolio	66,452	410,011
Small-Mid Cap Growth Portfolio	31,153	233,334
Small-Mid Cap Value Portfolio	34,292	235,584
U.S. Large Cap Growth Portfolio	95,359	728,544
U.S. Value Portfolio	118,003	742,236

		2,916,300

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.8%
Intermediate Duration Bond Portfolio	16,680	147,781
Total Investments - 98.7% (cost $4,184,552)		3,064,081
Other assets less liabilities - 1.3%		40,349

Net Assets - 100.0%		$3,104,430

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$3,064,081		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$3,064,081		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

AllianceBernstein 2055 Retirement Strategy

Portfolio of Investments

November 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 98.6%
The AllianceBernstein Pooling Portfolios - Equity - 94.0%
Global Real Estate Investment Portfolio	9,005	$50,879
International Growth Portfolio	18,800	128,406
International Value Portfolio	21,292	131,369
Small-Mid Cap Growth Portfolio	9,975	74,716
Small-Mid Cap Value Portfolio	11,089	76,182
U.S. Large Cap Growth Portfolio	30,268	231,250
U.S. Value Portfolio	37,986	238,929

		931,731

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.6%
Intermediate Duration Bond Portfolio	5,136	45,502

Total Investments - 98.6% (cost $1,190,879)		977,233
Other assets less liabilities - 1.4%		14,209

Net Assets - 100.0%		$991,442

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2008, the Strategy’s total exposure to subprime investments was 0.07%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

FINANCIAL ACCOUNTING STANDARDS NO. 157

November 30, 2008 (unaudited)

The Strategy adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$977,233		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$977,233		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 22, 2009